Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 674	$ 370	$ 977	$ 372	$ 665	$ 387
COST OF REVENUES	777	561	1,327	849	1,631	1,108
GROSS LOSS	(103)	(191)	(350)	(477)	(966)	(721)
RESEARCH AND DEVELOPMENT EXPENSES	1,355	1,021	2,753	1,975	4,197	2,002
SALES AND MARKETING EXPENSES	493	203	669	446	699	908
GENERAL AND ADMINISTRATIVE EXPENSES	1,168	1,166	2,126	2,452	3,577	5,481
OPERATING LOSS	(3,119)	(2,581)	(5,898)	(5,350)	(9,439)	(9,112)
OTHER INCOME	3	7	10	15	30	8
FINANCING INCOME (EXPENSES), NET	240	(198)	326	(225)	(59)	117
LOSS BEFORE TAXES ON INCOME	(2,876)	(2,772)	(5,562)	(5,560)	(9,468)	(8,987)
TAXES ON INCOME
NET LOSS	$ (2,876)	$ (2,772)	$ (5,562)	$ (5,560)	$ (9,468)	$ (8,987)
Net loss per ordinary share (basic, USD)	$ (0.28)	$ (0.39)	$ (0.63)	$ (0.78)
Net loss per ordinary share (diluted,USD)	$ (0.28)	$ (0.39)	$ (0.63)	$ (0.78)	$ (1.33)	$ (1.44)
Weighted average ordinary shares (basic, in thousands)	10,435	7,122	8,864	7,122
Weighted average ordinary shares (diluted, in thousands)	10,435	7,122	8,864	7,122	7,122	6,240